Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 723	$ 955	$ 2,832
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	220,000,000	220,000,000	220,000,000
Common stock, shares issued (in shares)	38,426,669	38,426,669	38,426,669
Common stock, shares outstanding (in shares)	38,426,669	38,426,669	38,426,669